Unaudited Condensed Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
(Loss) before income tax	£ (5,979)	£ (6,169)
Adjusted for:
Loss on recognition of contingent consideration payable	0	(2)
Finance income	(1)	(2)
Finance costs	52	60
Foreign exchange (gain) / loss	(2,753)	691
Depreciation	143	150
Amortization of intangible fixed assets	208	207
Loss on disposal of assets	0	26
Share-based payment and warrant expense	233	260
Adjusted (loss) from operations before changes in working capital	(8,097)	(4,779)
Increase in trade and other receivables	(1,235)	(30)
Increase/ (decrease) in deferred revenue	1,055	(1,025)
Increase / (decrease) in trade and other payables	1,579	(2,270)
Cash used in operations	(6,698)	(8,104)
Contingent consideration paid	0	2
Taxation (paid) / received	(4)	1
Net cash used in operating activities	(6,702)	(8,101)
Investing activities
Purchase of property, plant and equipment	(24)	(64)
Purchase of intangible assets	(128)	0
Interest received	1	2
Net cash used in investing activities	(151)	(62)
Financing activities
Proceeds from issue of share capital	0	19,648
Transaction costs on share capital issued	0	(455)
Proceeds from exercise of share options	3	0
Repayment of lease liabilities	(42)	(80)
Repayment of lease interest	(6)	(9)
Net cash (used in) / generated from financing activities	(45)	19,104
(Decrease) / increase in cash and cash equivalents	(6,898)	10,941
Effect of exchange rates in cash and cash equivalents	2,881	(617)
Cash and cash equivalents at beginning of the period	48,417	9,521
Cash and cash equivalents at end of the period	£ 44,400	£ 19,845